10. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES: Schedule of accounts payable and accrued costs (Details) - CAD ($)		Dec. 31, 2018	Dec. 31, 2017
Details
Trade accounts payable		$ 226,575	$ 160,249
Accrued liabilities		87,664	141,840
Accounts payable and accrued liabilities	[1]	$ 314,239	$ 302,089

[1]	Note 10.